Schedule of condensed balance sheets of parent company (Details) - USD ($)	Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 62,300,298		$ 63,821,397		$ 48,516,765
Short-term investments					300,000
Prepayments, deposits and other receivables	25,874,112		20,948,216		34,225,239
Total current assets	93,939,406		87,486,859		103,361,724
Total assets	110,757,729		104,679,986		141,490,432
Current liabilities:
Borrowings			1,750,000		10,000,000
Accruals and other payables	51,411,453		55,329,740		53,988,231
Convertible bonds	1,750,000		1,750,000		10,000,000
Total current liabilities	153,749,761		145,357,196		173,862,148
Borrowings					2,506,974
Total liabilities	154,685,332		146,436,044		177,675,731
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2023 and 2022)	4,653	[1]	4,653	[1]	3,398	[2]
Additional paid-in capital	67,797,587	[1]	65,638,838	[1]	29,227,005
Accumulated deficit	(136,197,260)		(131,522,902)		(92,075,379)
Accumulated other comprehensive loss	7,873		(108,122)		88,366
Total shareholders’ deficit attributable to Seamless Group Inc.	(68,387,147)		(65,987,533)		(62,756,610)
Total liabilities and shareholders’ deficit	$ 110,757,729		$ 104,679,986		141,490,432
Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents					48,516,765		$ 62,798,729	[3]
Short-term investments					300,000		2,000,000	[3]
Prepayments, deposits and other receivables					34,225,239		37,563,550	[3]
Total current assets					103,361,724		121,206,663	[3]
Total assets					141,490,432		160,590,494	[3]
Current liabilities:
Accruals and other payables					53,988,231		58,946,385	[3]
Convertible bonds					10,000,000		9,192,140	[3]
Total current liabilities					173,862,148		172,652,016	[3]
Borrowings					2,506,974		7,879,279
Convertible bonds
Total liabilities					177,675,731		182,367,925	[3]
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2023 and 2022)					58,030		58,030	[3]
Additional paid-in capital					29,172,373		29,172,373	[3]
Accumulated deficit					(92,075,379)		(76,768,829)	[3]
Accumulated other comprehensive loss					88,366		61,298	[3]
Total shareholders’ deficit attributable to Seamless Group Inc.					(62,756,610)		(47,477,128)	[3]
Total liabilities and shareholders’ deficit					141,490,432		160,590,494	[3]
Parent Company [Member] | Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents					130,634		78,968
Short-term investments
Prepayments, deposits and other receivables					76,492		66,245
Amounts due from subsidiaries					6,155,464		6,869,413
Amounts due from related parties					123,906		90,666
Total current assets					6,486,496		7,105,292
Investments in subsidiaries					20,682,970		26,470,719
Investment in an equity security
Total assets					27,169,466		33,576,011
Current liabilities:
Borrowings					11,162,844		11,577,451
Accruals and other payables					9,621,542		5,410,027
Amounts due to subsidiaries					7,302,130		2,640,735
Amounts due to related parties					49,472,617		49,900,344
Convertible bonds					10,000,001		9,192,141
Total current liabilities					87,559,134		78,720,698
Borrowings
Convertible bonds
Total liabilities					87,559,134		78,720,698
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2023 and 2022)					58,030		58,030
Additional paid-in capital					29,172,373		29,172,373
Accumulated deficit					(89,542,157)		(74,235,607)
Accumulated other comprehensive loss					(77,914)		(139,483)
Total shareholders’ deficit attributable to Seamless Group Inc.					(60,389,668)		(45,144,687)
Total liabilities and shareholders’ deficit					$ 27,169,466		$ 33,576,011

[1]	Retrospectively restated to reflect Reverse Recapitalization – See Note 1 and Note 2.
[2]	Retrospectively restated to reflect Reverse Recapitalization - See Note 1 and Note 2.
[3]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.